Taxes on Income	12 Months Ended
Dec. 31, 2023
Taxes on Income [Abstract]
TAXES ON INCOME
NOTE 8:-	TAXES ON INCOME

Income tax rates applicable to the Company in 2023 and 2022 was 21%.

b.	Foreign income tax:

1.	Income tax rates:

Presented hereunder are the income tax rates relevant to the Company’s Israeli subsidiary

2022 - 23%
2023 - 23%

2.

As of December 31, 2023, the Company had U.S. federal net operating loss carryforwards of approximately $2,525 available to reduce future taxable income. There is a limitation on the amount of taxable income that can be offset by carryforwards after a change in control (generally greater than a 50% change in ownership). Losses from 2018 and forward that can only offset 80% of taxable income in a future year.

The Company’s Israeli subsidiary have estimated total available carryforward operating tax losses for Israeli income tax purposes of approximately $3,240 as of December 31, 2023.

c.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets are as follows:

	As of December 31,
	2023	2022
Deferred tax assets:
Net operating loss carry forward	$5,765	$3,200

Deferred tax asset before valuation allowance	1,275	727
Valuation allowance	(1,275)	(727)

Net deferred tax asset	$-	$-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized.

The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, the Company recorded a full valuation allowance as of December 31, 2023 and 2022.

d.	Reconciliation of the theoretical tax expense to the actual tax expense:

The main reconciling item between the statutory tax rate of the Company and the effective tax rate is the recognition of valuation allowance in respect of deferred taxes relating to accumulated net operating losses carried forward due to the uncertainty of the realization of such deferred taxes.

	Year ended December 31,
	2023	2022

Net loss, as reported in the consolidated statements of comprehensive loss	$1,284	$3,358
Statutory tax rate	21%	21%
Computed “expected” tax income	270	705
Valuation allowance	(270)	(705)

Taxes on income	$-	$-